UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2012 (unaudited)

Description	Shares	Value

Common Stocks — 95.0%

Australia — 6.8%
DUET Group	534,100	$1,006,910
Goodman Fielder, Ltd.	1,187,839	848,992
National Australia Bank, Ltd.	26,700	680,367
Telstra Corp., Ltd.	597,062	2,034,755
Transurban Group	181,260	1,051,445
Westfield Group REIT	98,961	905,152

		6,527,621

Brazil — 5.7%
Banco do Brasil SA	146,817	2,087,102
Cielo SA	14,540	492,964
Direcional Engenharia SA	81,600	459,976
MRV Engenharia e Participacoes SA	60,800	431,324
Redecard SA	79,700	1,547,764
Vale SA Sponsored ADR	18,800	438,604

		5,457,734

Canada — 0.8%
Just Energy Group, Inc.	53,700	743,208

China — 3.2%
Agricultural Bank of China, Ltd., Class H	1,453,000	621,200
China Construction Bank Corp., Class H	914,180	707,512
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	668,667
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	778,800	1,036,989

		3,034,368

Egypt — 1.4%
Orascom Construction Industries	31,840	1,360,053

Finland — 2.2%
Sampo Oyj, A Shares	71,503	2,066,528

France — 4.8%
AXA SA	85,960	1,425,035
Total SA	27,541	1,404,610
Valeo SA	15,070	790,287
Vivendi SA	52,805	969,062

		4,588,994

Description	Shares	Value

Germany — 3.6%
Allianz SE	14,415	$1,720,086
BASF SE	8,500	743,558
Bayerische Motoren Werke AG	11,170	1,004,533

		3,468,177

Hong Kong — 0.2%
Dongyue Group	260,000	238,386

Indonesia — 1.6%
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	1,889,000	229,308
PT Perusahaan Gas Negara (Persero) Tbk	3,085,000	1,282,043

		1,511,351

Ireland — 0.7%
Willis Group Holdings PLC (a)	18,800	657,624

Israel — 2.6%
Israel Chemicals, Ltd.	222,018	2,525,925

Italy — 6.2%
Atlantia SpA	180,896	3,003,699
Eni SpA	126,345	2,964,025

		5,967,724

Japan — 2.3%
Daito Trust Construction Co., Ltd.	11,200	1,005,388
Mizuho Financial Group, Inc.	715,200	1,166,510

		2,171,898

New Zealand — 0.7%
Telecom Corp. of New Zealand, Ltd.	321,784	638,931

Norway — 2.1%
Gjensidige Forsikring ASA	56,497	667,180
Orkla ASA	106,360	841,579
Seadrill, Ltd.	14,300	536,393

		2,045,152

Philippines — 0.6%
Philippine Long Distance Telephone Co. Sponsored ADR (a)	9,400	584,586

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Description	Shares	Value

Russia — 2.3%
Mobile TeleSystems OJSC Sponsored ADR (a)	80,400	$1,474,536
Oriflame Cosmetics SA SDR	17,990	693,136

		2,167,672

Singapore — 0.7%
DBS Group Holdings, Ltd.	61,000	688,103

South Africa — 3.0%
Kumba Iron Ore, Ltd.	13,647	935,863
Lewis Group, Ltd.	22,638	224,875
Life Healthcare Group Holdings, Ltd.	259,411	845,428
MTN Group, Ltd.	51,100	899,429

		2,905,595

Spain — 1.1%
Mediaset Espana Comunicacion SA	181,700	1,042,033

Switzerland — 2.5%
Zurich Financial Services AG	8,891	2,389,450

Taiwan — 3.0%
HTC Corp.	39,000	788,866
Siliconware Precision Industries Co.	696,000	844,222
Taiwan Semiconductor Manufacturing Co., Ltd.	448,290	1,289,530

		2,922,618

Thailand — 0.3%
Tisco Financial Group PCL	198,000	266,353

Turkey — 1.6%
Tofas Turk Otomobil Fabrikasi AS	187,600	802,060
Tupras-Turkiye Petrol Rafinerileri AS	29,837	761,703

		1,563,763

United Kingdom — 6.6%
Aviva PLC	158,460	840,210
BAE Systems PLC	133,329	639,566
Man Group PLC	316,159	681,679
Royal Dutch Shell PLC, A Shares (a)	79,030	2,766,810

Description	Shares	Value

Vodafone Group PLC	491,843	$1,354,703

		6,282,968

United States — 28.4%
Altria Group, Inc. (a)	52,790	1,629,627
AT&T, Inc. (a)	119,050	3,717,932
Cliffs Natural Resources, Inc.	6,700	464,042
Corrections Corp. of America (b)	26,700	729,177
Darden Restaurants, Inc. (a)	48,800	2,496,608
Duke Realty Corp. REIT (a)	157,000	2,251,380
E.I. du Pont de Nemours & Co.	9,130	482,977
Fifth Third Bancorp	84,600	1,188,630
General Electric Co.	24,100	483,687
Harsco Corp.	31,100	729,606
Honeywell International, Inc.	7,700	470,085
Intel Corp. (a)	31,130	875,064
JPMorgan Chase & Co.	11,900	547,162
Medical Properties Trust, Inc. REIT	78,900	732,192
Merck & Co., Inc. (a)	56,400	2,165,760
Molson Coors Brewing Co., Class B (a)	27,300	1,235,325
Pfizer, Inc. (a)	52,200	1,182,852
Regency Centers Corp. REIT (a)	22,100	983,008
Southern Copper Corp. (a)	74,680	2,368,103
Sysco Corp. (a)	48,900	1,460,154
The Macerich Co. REIT (a)	17,400	1,004,850

		27,198,221

Total Common Stocks (Identified cost $86,564,460)		91,015,036

Preferred Stock — 1.7%

United States — 1.7%
Bank of America Corp., Series L, 7.25%
(Identified cost $1,391,702) (a)	1,665	1,629,869

Description	Principal Amount (000) (c)	Value

Foreign Government Obligations — 12.9%

Brazil — 3.4%
Brazil NTN-B, 6.00%, 05/15/15	2,330	$2,919,141

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Description	Principal Amount (000) (c)	Value

Brazil NTN-F, 10.00%, 01/01/13	648	$365,943

		3,285,084

Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	188,000	131,902

Ghana — 0.1%
Ghana Government Bond, 13.67%, 06/11/12	190	106,869

Israel — 0.1%
Israel Government Bond - Shahar, 10.00%, 05/31/12	255	75,327

Mexico — 4.1%
Mexican Bonos, 9.50%, 12/18/14	9,000	784,437
Mexican Cetes:
0.00%, 05/03/12	70,000	544,930
0.00%, 06/14/12	97,300	753,497
0.00%, 08/23/12	60,000	460,592
Mexican Udibonos:
4.50%, 12/18/14	2,650	1,058,815
5.00%, 06/16/16	870	365,516

		3,967,787

Romania — 1.5%
Romania Treasury Bills:
0.00%, 04/04/12	700	212,781
0.00%, 06/06/12	1,180	355,415
0.00%, 07/25/12	2,950	882,305

		1,450,501

South Africa — 1.1%
Republic of South Africa:
8.00%, 12/21/18	4,000	529,814
7.25%, 01/15/20	4,000	505,227

		1,035,041

Turkey — 1.6%
Turkey Government Bonds:
4.00%, 04/29/15	930	538,593

Description	Principal Amount (000) (c)	Value

3.00%, 07/21/21	1,034	$559,791
3.00%, 02/23/22	773	417,092

		1,515,476

Uruguay — 0.9%
Uruguay Treasury Bills:
0.00%, 06/22/12	3,474	174,721
0.00%, 08/24/12	7,520	374,417
0.00%, 05/09/13	1,350	62,091
0.00%, 06/27/13	2,880	130,911
0.00%, 08/15/13	3,000	133,852

		875,992

Total Foreign Government Obligations (Identified cost $12,318,727)		12,443,979

Description	Shares	Value

Short-Term Investment — 0.1%
State Street Institutional Treasury Money Market Fund
(Identified cost $71,764)	71,764	$71,764

Total Investments — 109.7% (Identified cost $100,346,653) (d)		$105,160,648

Liabilities in Excess of Cash and Other Assets — (9.7)%
		(9,312,669)

Net Assets — 100.0%		$95,847,979

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	05/03/12	800,714	$436,000	$435,644	$—	$356
BRL	HSB	04/03/12	2,021,380	1,109,368	1,107,332	—	2,036
BRL	RBC	04/03/12	267,143	147,000	146,344	—	656
BRL	RBC	04/03/12	1,754,237	963,602	960,989	—	2,613
CLP	BNP	05/14/12	253,094,800	518,000	515,373	—	2,627
CLP	HSB	04/13/12	199,898,750	391,000	408,607	17,607	—
CNY	BRC	08/13/12	1,714,128	268,000	271,778	3,778	—
CNY	HSB	06/13/12	1,230,182	193,000	195,113	2,113	—
CNY	JPM	06/13/12	6,287,760	984,000	997,271	13,271	—
CNY	JPM	09/24/12	5,141,740	811,000	815,145	4,145	—
COP	CIT	05/22/12	802,592,000	448,000	446,310	—	1,690
COP	HSB	09/24/12	849,455,400	474,000	466,933	—	7,067
CZK	BNP	04/13/12	8,612,125	459,000	463,357	4,357	—
CZK	CIT	04/27/12	8,604,407	458,124	462,912	4,788	—
CZK	CIT	05/29/12	8,606,050	458,212	462,953	4,741	—
CZK	JPM	04/16/12	6,704,627	351,000	360,723	9,723	—
CZK	JPM	05/14/12	8,886,552	474,000	478,063	4,063	—
DOP	CIT	05/18/12	4,078,800	103,000	7,410	—	95,590
EUR	BNP	04/02/12	137,669	181,794	183,609	1,815	—
EUR	BNP	04/30/12	137,669	183,352	183,630	278	—
EUR	CIT	04/02/12	447,748	596,401	597,162	761	—
EUR	CIT	04/13/12	853,802	1,136,000	1,138,763	2,763	—
EUR	HSB	04/02/12	1,393,816	1,857,511	1,858,932	1,421	—
EUR	JPM	04/02/12	116,809	155,601	155,788	187	—
EUR	JPM	04/13/12	151,740	200,000	202,385	2,385	—
EUR	JPM	04/16/12	270,522	357,198	360,816	3,618	—
GHS	CIT	05/02/12	308,000	178,758	171,676	—	7,082
GHS	JPM	08/09/12	433,588	244,000	234,017	—	9,983
GHS	SCB	04/10/12	821,000	475,942	460,847	—	15,095
GHS	SCB	04/13/12	277,000	161,234	155,337	—	5,897
GHS	SCB	05/21/12	862,000	492,290	477,589	—	14,701
IDR	BRC	05/14/12	4,224,990,000	462,000	460,169	—	1,831
IDR	SCB	04/26/12	2,279,190,000	246,000	248,690	2,690	—
ILS	BNP	05/02/12	1,155,000	309,001	310,927	1,926	—
ILS	BNP	06/04/12	1,155,000	308,531	310,494	1,963	—
ILS	BRC	04/27/12	2,643,632	703,000	711,851	8,851	—
ILS	CIT	04/12/12	753,225	199,000	202,976	3,976	—
INR	BNP	05/21/12	13,328,100	278,045	258,890	—	19,155
INR	BRC	05/21/12	5,532,780	101,000	107,471	6,471	—
INR	BRC	05/21/12	9,567,840	186,000	185,850	—	150
INR	BRC	05/21/12	26,465,590	553,905	514,078	—	39,827
INR	BRC	11/15/12	6,360,330	123,000	120,035	—	2,965
INR	JPM	05/25/12	10,780,200	226,000	209,233	—	16,767
INR	UBS	05/25/12	24,625,740	514,000	477,960	—	36,040
KRW	JPM	04/13/12	1,060,513,300	946,000	935,252	—	10,748
KRW	SCB	04/26/12	532,533,500	470,000	469,159	—	841
KZT	CIT	11/08/12	39,882,500	265,000	268,755	3,755	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	CIT	01/25/13	12,601,890	$83,000	$84,701	$1,701	$—
KZT	HSB	12/24/12	28,093,975	185,500	189,093	3,593	—
KZT	HSB	01/25/13	28,149,625	185,500	189,202	3,702	—
KZT	ING	08/07/12	19,760,400	132,000	133,352	1,352	—
MXN	UBS	04/03/12	3,717,485	290,678	290,569	—	109
MYR	SCB	04/30/12	5,726,381	1,866,000	1,865,584	—	416
NGN	CIT	04/23/12	29,338,800	184,000	181,037	—	2,963
NGN	CIT	04/27/12	42,957,000	270,000	78,038	—	191,962
NGN	CIT	05/14/12	19,500,000	119,266	123,701	4,435	—
NGN	CIT	06/27/12	27,631,500	169,810	708,849	539,039	—
NGN	JPM	04/10/12	31,689,000	194,411	812,919	618,508	—
NGN	SCB	04/10/12	19,369,700	119,125	496,892	377,767	—
NGN	SCB	04/10/12	47,961,000	292,000	1,230,346	938,346	—
NGN	SCB	05/02/12	23,572,000	142,000	604,694	462,694	—
NGN	SCB	05/29/12	66,387,400	411,960	409,648	—	2,312
PEN	HSB	04/09/12	1,221,515	457,000	458,002	1,002	—
PHP	BRC	04/26/12	20,442,320	472,000	475,316	3,316	—
PLN	BRC	04/30/12	653,138	199,170	209,489	10,319	—
PLN	BRC	04/30/12	2,777,553	855,000	890,878	35,878	—
PLN	CIT	04/30/12	3,422,982	1,064,427	1,097,895	33,468	—
PLN	JPM	04/02/12	486,451	156,372	156,483	111	—
PLN	JPM	05/31/12	473,662	152,328	151,419	—	909
RON	BRC	04/18/12	326,222	99,233	99,005	—	228
RON	BRC	04/18/12	333,213	100,099	101,127	1,028	—
RON	ING	04/18/12	1,330,000	403,771	403,639	—	132
RSD	BRC	04/10/12	13,331,250	158,989	84,568	—	74,421
RSD	BRC	04/10/12	14,699,250	174,534	93,247	—	81,287
RSD	BRC	04/27/12	17,655,000	219,263	111,997	—	107,266
RSD	BRC	04/27/12	20,594,000	241,501	130,641	—	110,860
RSD	CIT	04/02/12	13,831,000	164,225	87,739	—	76,486
RSD	CIT	04/02/12	35,958,620	433,367	228,108	—	205,259
RSD	CIT	05/03/12	49,789,620	595,854	312,030	—	283,824
RUB	UBS	04/06/12	1,392,610	47,000	47,466	466	—
RUB	UBS	04/06/12	12,037,750	358,000	410,300	52,300	—
SGD	BRC	04/17/12	617,305	488,000	491,080	3,080	—
SGD	HSB	05/14/12	651,008	519,000	517,909	—	1,091
SGD	SCB	05/22/12	520,947	414,000	414,445	445	—
THB	HSB	04/05/12	27,245,094	899,000	883,028	—	15,972
THB	SCB	05/29/12	16,373,608	529,000	528,807	—	193
TRY	BRC	04/17/12	840,622	461,500	470,019	8,519	—
TRY	BRC	09/28/12	137,141	74,428	74,124	—	304
TRY	BRC	09/28/12	889,928	443,368	481,001	37,633	—
TRY	JPM	04/10/12	1,756,027	975,516	983,438	7,922	—
TRY	JPM	09/28/12	524,943	261,816	283,728	21,912	—
TRY	JPM	09/28/12	868,681	461,500	469,517	8,017	—
UGX	CIT	04/16/12	553,763,000	173,866	218,063	44,197	—
UGX	CIT	04/17/12	431,439,000	174,672	169,794	—	4,878

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

UGX	CIT	04/19/12	1,400,663,000	$557,589	$550,583	$—	$7,006
UGX	CIT	05/07/12	224,190,000	89,856	87,222	—	2,634
UGX	SCB	06/25/12	177,300,000	64,637	67,594	2,957	—
ZAR	BRC	04/30/12	3,799,541	498,000	493,365	—	4,635
ZAR	CIT	10/29/12	3,319,861	400,949	419,803	18,854	—
ZAR	CIT	10/29/12	4,083,337	493,902	516,346	22,444	—
ZAR	CIT	11/08/12	1,494,015	180,035	188,644	8,609	—
ZAR	JPM	05/21/12	5,396,630	699,000	698,648	—	352
ZAR	JPM	06/29/12	3,301,545	401,575	425,029	23,454	—
ZAR	JPM	10/29/12	2,561,174	310,069	323,865	13,796	—
ZMK	BRC	04/10/12	1,727,800,000	326,000	326,851	851	—
ZMK	BRC	04/13/12	481,754,000	91,000	91,088	88	—
ZMK	BRC	05/08/12	450,117,500	85,000	84,751	—	249
ZMK	BRC	05/08/12	505,780,000	95,000	95,232	232	—
ZMK	CIT	04/16/12	375,022,000	71,000	70,872	—	128
ZMK	CIT	05/02/12	761,760,000	144,000	143,574	—	426
ZMK	SCB	04/23/12	1,449,279,750	273,966	273,566	—	400

Total Forward Currency Purchase Contracts				$42,811,496	$44,764,558	$3,423,481	$1,470,419

Forward Currency Sale Contracts open at March 31, 2012:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	HSB	04/03/12	2,021,380	$1,177,000	$1,107,332	$69,668	$—
BRL	RBC	04/03/12	2,021,380	1,109,368	1,107,332	2,036	—
BRL	RBC	05/03/12	1,672,799	913,000	910,119	2,881	—
CNY	JPM	06/13/12	177,100	28,000	28,089	—	89
CNY	JPM	06/13/12	963,531	151,000	152,821	—	1,821
COP	BNP	04/16/12	218,766,000	114,000	122,191	—	8,191
CZK	JPM	04/16/12	6,704,627	357,198	360,723	—	3,525
EUR	BNP	04/02/12	137,669	183,333	183,608	—	275
EUR	BRC	04/10/12	119,692	158,989	159,637	—	648
EUR	BRC	04/10/12	131,938	174,534	175,971	—	1,437
EUR	BRC	04/18/12	74,580	99,232	99,474	—	242
EUR	BRC	04/18/12	75,949	100,098	101,300	—	1,202
EUR	BRC	04/27/12	165,000	219,262	220,083	—	821
EUR	BRC	04/27/12	184,402	241,501	245,962	—	4,461
EUR	BRC	04/30/12	48,806	65,027	65,101	—	74
EUR	CIT	04/02/12	124,357	164,225	165,855	—	1,630
EUR	CIT	04/02/12	325,565	433,367	434,206	—	839
EUR	CIT	04/27/12	348,000	458,125	464,175	—	6,050
EUR	CIT	05/03/12	445,345	595,855	594,033	1,822	—
EUR	CIT	05/29/12	348,000	458,213	464,255	—	6,042
EUR	HSB	04/02/12	1,393,816	1,874,000	1,858,932	15,068	—
EUR	HSB	06/04/12	1,393,816	1,857,957	1,859,504	—	1,547
EUR	ING	04/18/12	304,149	403,771	405,670	—	1,899

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Forward Currency Sale Contracts open at March 31, 2012 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

EUR	ING	04/30/12	504,405	$666,899	$672,802	$—	$5,903
EUR	JPM	04/02/12	117,000	156,372	156,043	329	—
EUR	JPM	04/13/12	369,773	493,297	493,187	110	—
EUR	JPM	05/31/12	113,000	152,327	150,751	1,576	—
JPY	HSB	07/02/12	15,064,110	180,755	182,150	—	1,395
JPY	SCB	04/25/12	88,571,275	1,150,000	1,070,283	79,717	—
MXN	HSB	06/12/12	12,671,237	982,000	983,922	—	1,922
MXN	UBS	04/03/12	3,717,485	286,000	290,569	—	4,569
MXN	UBS	07/03/12	3,843,753	298,000	297,901	99	—
PLN	BRC	04/30/12	1,486,323	462,000	476,727	—	14,727
PLN	JPM	04/02/12	486,451	155,601	156,483	—	882
RSD	CIT	04/02/12	49,789,620	596,401	315,847	280,554	—
TRY	BRC	04/17/12	137,141	76,873	76,680	193	—
TRY	BRC	04/17/12	703,481	370,000	393,339	—	23,339
TRY	BRC	09/28/12	1,118,361	555,018	604,468	—	49,450
TRY	CIT	09/28/12	613,301	316,657	331,486	—	14,829
TRY	JPM	04/10/12	761,322	416,000	426,368	—	10,368
TRY	JPM	04/10/12	806,546	446,000	451,695	—	5,695
TRY	JPM	09/28/12	526,263	271,088	284,442	—	13,354
TRY	JPM	09/28/12	563,944	290,559	304,809	—	14,250
ZAR	CIT	06/29/12	2,344,931	299,852	301,878	—	2,026
ZAR	CIT	06/29/12	3,257,349	402,301	419,340	—	17,039
ZAR	CIT	06/29/12	4,135,762	527,405	532,423	—	5,018
ZAR	CIT	10/29/12	3,347,733	407,490	423,328	—	15,838
ZAR	CIT	10/29/12	3,441,327	410,048	435,163	—	25,115
ZAR	CIT	11/08/12	1,494,015	180,448	188,644	—	8,196
ZAR	JPM	05/21/12	1,555,795	199,714	201,413	—	1,699

Total Forward Currency Sale Contracts				$22,086,160	$21,908,514	454,053	276,407

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$3,877,534	$1,746,826

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
ZAR	— South African Rand
ZMK	— Zambian Kwacha

Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA
ING	— ING Bank NV
JPM	— JPMorgan Chase Bank
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

(a)	Segregated security for forward currency contracts.
(b)	Non-income producing security.
(c)	Principal amount denominated in respective country’s currency.
(d)

For federal income tax purposes, the aggregate cost was $100,346,653, aggregate gross unrealized appreciation was $8,591,017, aggregate gross unrealized depreciation was $3,777,022, and the net unrealized appreciation was $4,813,995.

Security Abbreviations:
ADR	— American Depositary Receipt
NTN-B	— Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	— Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets):

Agriculture	2.6%
Alcohol & Tobacco	3.0
Automotive	2.7
Banking	9.7
Chemicals	1.3
Commercial Services	1.3
Construction & Engineering	1.4
Consumer Products	0.7
Electric	1.1
Energy Integrated	8.2
Energy Services	1.9
Financial Services	3.9
Food & Beverages	2.4
Gas Utilities	0.8
Health Services	0.9
Housing	1.5
Insurance	10.2
Leisure & Entertainment	3.7
Manufacturing	4.4
Metals & Mining	4.4
Pharmaceutical & Biotechnology	3.5
Real Estate	6.6
Retail	0.2
Semiconductors & Components	3.1
Technology Hardware	0.8
Telecommunications	12.2
Transportation	4.2

Subtotal	96.7
Foreign Government Obligations	12.9
Short-Term Investment	0.1

Total Investments	109.7%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2012 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc. (the “Fund”)’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012
Assets:
Common Stocks	$91,015,036	$—	$—	$91,015,036
Preferred Stock	1,629,869	—	—	1,629,869
Foreign Government Obligations	—	12,443,979	—	12,443,979
Short-Term Investment	—	71,764	—	71,764
Other Financial Instruments*
Forward Currency Contracts	—	3,877,534	—	3,877,534
Total	$92,644,905	$16,393,277	$—	$109,038,182
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,746,826)	$—	$(1,746,826)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2012.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2012